SCHEDULE OF COMPANY’S SUBSIDIARIES AND THE VIES (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 HKD ($) shares	Aug. 20, 2025 shares	Jul. 23, 2025 shares
IfrsStatementLineItems [Line Items]
Issued capital ordinary shares			6,000,000	1,340,000
Goal success limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	British Virgin Islands company
Effective ownership	100.00%
Background	Incorporated on July 25, 2024
Issued capital ordinary shares	1	1
Issued capital ordinary shares | $	$ 1
Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hong Kong company
Effective ownership	100.00%
Background	Incorporated on April 11, 2016
Issued capital ordinary shares	20,000	20,000
Issued capital ordinary shares | $		$ 2,010,000
Incubase Arena Taiwan Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Hong Kong company
Effective ownership	49.00%
Background	Incorporated on February 26, 2026
Issued capital ordinary shares	10,000	10,000
Issued capital ordinary shares | $		$ 10,000